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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Kevin S. Thompson
Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of
44 U.S.C. s 3507.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Item 1.  Schedule of Investments.

	Shares	Value (Note 1)
COMMON STOCKS - 84.1%
Consumer Discretionary - 8.6%
Discovery Communications Inc., Class C * (A)	53,800	$1,523,078
Dollar General Corp. (A)	23,200	1,617,736
General Motors Co. (A)	68,000	2,404,480
TJX Cos. Inc./The (A)	9,500	751,260
		6,296,554
Consumer Staples - 4.1%
CVS Health Corp. (A)	17,500	1,373,750
Diageo PLC, ADR (A)	1,400	161,812
JM Smucker Co./The (A)	11,000	1,441,880
		2,977,442
Energy - 13.3%
Apache Corp. (A)	25,500	1,310,445
Baker Hughes Inc. (A)	32,000	1,914,240
Marathon Petroleum Corp. (A)	40,300	2,036,762
National Oilwell Varco Inc. (A)	28,500	1,142,565
Occidental Petroleum Corp. (A)	21,700	1,374,912
Range Resources Corp. (A)	67,100	1,952,610
		9,731,534
Financials - 6.5%
Bank of America Corp. (A)	48,100	1,134,679
JPMorgan Chase & Co. (A)	8,500	746,640
State Street Corp. (A)	13,400	1,066,774
T. Rowe Price Group Inc. (A)	25,900	1,765,085
		4,713,178
Health Care - 13.6%
Agilent Technologies Inc. (A)	10,900	576,283
Baxter International Inc. (A)	39,400	2,043,284
Biogen Inc. * (A)	5,500	1,503,810
Cerner Corp. * (A)	29,400	1,730,190
Express Scripts Holding Co. * (A)	24,700	1,627,977
Gilead Sciences Inc. (A)	27,500	1,867,800
McKesson Corp. (A)	3,800	563,388
		9,912,732
Industrials - 5.6%
FedEx Corp. (A)	13,200	2,575,980
United Technologies Corp. (A)	13,500	1,514,835
		4,090,815
Information Technology - 18.2%
Alphabet Inc., Class C * (A)	1,400	1,161,384
Apple Inc. (A)	8,900	1,278,574

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Ciena Corp. * (A)	54,000	1,274,940
Intel Corp. (A)	38,700	1,395,909
Microsoft Corp. (A)	17,200	1,132,792
Nuance Communications Inc. *	4,500	77,895
Oracle Corp. (A)	21,700	968,037
PayPal Holdings Inc. * (A)	49,800	2,142,396
QUALCOMM Inc. (A)	38,000	2,178,920
Visa Inc., Class A (A)	8,400	746,508
Xilinx Inc. (A)	15,900	920,451
		13,277,806
Materials - 3.2%
Dow Chemical Co./The (A)	5,300	336,762
EI du Pont de Nemours & Co. (A)	25,100	2,016,283
		2,353,045
Real Estate - 5.3%
American Tower Corp. (A)	19,600	2,382,184
Weyerhaeuser Co. (A)	44,200	1,501,916
		3,884,100
Telecommunication Service - 3.1%
T-Mobile U.S. Inc. * (A)	35,400	2,286,486
Utilities - 2.6%
NRG Energy Inc. (A)	103,000	1,926,100
Total Common Stocks ( Cost $63,746,955 )		61,449,792
INVESTMENT COMPANIES - 7.2%
PowerShares DB Gold Fund *	37,200	1,487,256
SPDR S&P 500 ETF Trust (A)	6,300	1,485,162
SPDR S&P Oil & Gas Exploration & Production ETF (A)	30,600	1,145,664
VanEck Vectors Gold Miners ETF	48,700	1,110,847
Total Investment Companies ( Cost $5,212,942 )		5,228,929
SHORT-TERM INVESTMENTS - 4.3%
State Street Institutional U.S. Government Money Market Fund, 0.62%, Premier Class	3,112,327	3,112,327
Total Short-Term Investments ( Cost $3,112,327 )		3,112,327
	Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
U.S. Treasury Bill (B) (C), 0.731%, 6/29/17	$4,000,000	3,992,836
Total U.S. Government and Agency Obligations ( Cost $3,992,885 )		3,992,836
TOTAL INVESTMENTS - 101.1% ( Cost $76,065,109 )		73,783,884
NET OTHER ASSETS AND LIABILITIES - 1.1%		809,160
TOTAL CALL & PUT OPTIONS WRITTEN - (2.2%)		(1,579,161)
TOTAL NET ASSETS - 100.0%		$73,013,883

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

*	Non-income producing.
(A)	All or a portion of these securities' positions represent covers (directly or through conversion rights) for outstanding options written.
(B)	Rate noted represents annualized yield at time of purchase.
(C)	All or a portion of these securities are segregated as collateral for put options written. As of March 31, 2017, the total amount segregated was $3,992,836.
ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Call Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Agilent Technologies Inc.	109	May 2017	$50.00	$(40,058)
Alphabet Inc., Class C	14	May 2017	840.00	(24,850)
American Tower Corp.	90	April 2017	110.00	(105,300)
American Tower Corp.	106	June 2017	115.00	(80,560)
Apache Corp.	164	April 2017	65.00	(328)
Apple Inc.	89	April 2017	125.00	(167,988)
Baker Hughes Inc.	320	April 2017	65.00	(2,080)
Bank of America Corp.	315	April 2017	24.00	(13,072)
Bank of America Corp.	166	May 2017	24.00	(11,786)
Baxter International Inc.	140	May 2017	47.50	(66,500)
Baxter International Inc.	189	May 2017	52.50	(17,483)
Biogen Inc.	55	April 2017	310.00	(2,200)
Cerner Corp.	144	June 2017	57.50	(48,960)
Cerner Corp.	150	June 2017	60.00	(31,500)
Ciena Corp.	180	June 2017	25.00	(18,360)
CVS Health Corp.	100	May 2017	80.00	(10,700)
Diageo PLC	14	April 2017	110.00	(8,120)
Discovery Communications Inc., Class C	65	June 2017	30.00	(4,712)
Dollar General Corp.	120	May 2017	77.50	(3,000)
Dow Chemical Co./The	53	June 2017	65.00	(8,029)
EI du Pont de Nemours & Co.	65	May 2017	82.50	(8,547)
EI du Pont de Nemours & Co.	186	July 2017	82.50	(46,500)
Express Scripts Holding Co.	17	April 2017	75.00	(195)
Express Scripts Holding Co.	125	May 2017	67.50	(20,875)
Express Scripts Holding Co.	16	May 2017	75.00	(208)
Express Scripts Holding Co.	89	June 2017	67.50	(20,159)
FedEx Corp.	77	April 2017	200.00	(9,394)
FedEx Corp.	55	May 2017	200.00	(15,812)
General Motors Co.	211	May 2017	36.00	(20,256)

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

General Motors Co.	200	June 2017	36.00	(24,200)
General Motors Co.	234	June 2017	39.00	(8,190)
General Motors Co.	35	June 2017	40.00	(700)
Gilead Sciences Inc.	135	May 2017	70.00	(18,968)
Gilead Sciences Inc.	140	May 2017	75.00	(4,970)
Intel Corp.	303	May 2017	37.00	(13,938)
Intel Corp.	22	June 2017	37.00	(1,430)
JM Smucker Co./The	110	April 2017	140.00	(137)
JPMorgan Chase & Co.	85	April 2017	90.00	(4,930)
Marathon Petroleum Corp.	100	April 2017	52.50	(4,000)
Marathon Petroleum Corp.	46	April 2017	55.00	(575)
Marathon Petroleum Corp.	112	May 2017	52.50	(13,440)
Marathon Petroleum Corp.	145	June 2017	52.50	(23,925)
McKesson Corp.	38	May 2017	160.00	(5,510)
Microsoft Corp.	172	June 2017	67.50	(20,554)
National Oilwell Varco Inc.	145	May 2017	41.00	(20,663)
NRG Energy Inc.	190	May 2017	19.00	(17,100)
NRG Energy Inc.	295	June 2017	18.00	(47,938)
NRG Energy Inc.	195	June 2017	19.00	(20,963)
Occidental Petroleum Corp.	106	May 2017	72.50	(689)
Oracle Corp.	217	April 2017	41.00	(80,833)
PayPal Holdings Inc.	258	April 2017	42.00	(36,120)
PayPal Holdings Inc.	240	April 2017	43.00	(18,240)
QUALCOMM Inc.	130	April 2017	55.00	(37,700)
QUALCOMM Inc.	150	April 2017	57.50	(19,500)
QUALCOMM Inc.	100	May 2017	60.00	(8,300)
Range Resources Corp.	205	May 2017	30.00	(25,625)
SPDR S&P 500 ETF Trust	63	April 2017	235.00	(15,592)
SPDR S&P Oil & Gas Exploration & Production ETF	35	May 2017	38.00	(4,217)
SPDR S&P Oil & Gas Exploration & Production ETF	155	June 2017	38.00	(26,428)
State Street Corp.	30	May 2017	80.00	(7,770)
State Street Corp.	104	May 2017	85.00	(8,944)
T-Mobile U.S. Inc.	79	April 2017	62.50	(22,910)
T-Mobile U.S. Inc.	275	May 2017	65.00	(84,563)
T. Rowe Price Group Inc.	130	April 2017	75.00	(650)
T. Rowe Price Group Inc.	90	July 2017	70.00	(17,775)
T. Rowe Price Group Inc.	39	July 2017	75.00	(2,340)
TJX Cos. Inc./The	95	April 2017	77.50	(19,950)
United Technologies Corp.	135	May 2017	115.00	(13,635)
Visa Inc., Class A	84	May 2017	90.00	(15,372)
Weyerhaeuser Co.	150	May 2017	34.00	(16,125)
Xilinx Inc.	80	May 2017	62.50	(4,560)
Xilinx Inc.	79	June 2017	62.50	(6,675)

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Portfolio of Investments (unaudited)

Total Call Options Written ( Premiums received $1,367,454 )				$(1,554,176)

Put Options Written	Contracts (100 Shares Per Contract)	Expiration Date	Strike Price	Value (Note 1)
Apache Corp.	120	April 2017	$52.50	$(23,940)
Celgene Corp.	95	April 2017	110.00	(1,045)
Total Put Options Written ( Premiums received $57,139 )				$(24,985)
Total Options Written, at Value ( Premiums received $1,424,593 )				$(1,579,161)

See accompanying Notes to Portfolios of Investments.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Strategic Sector Premium Fund (the "Fund") values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), which are valued at the NASDAQ official closing price ("NOCP"), and options, which are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities, are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their Net Asset Value ("NAV"). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.
At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.
2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board ("FASB") applicable guidance on fair value measurements. Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments

•
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The valuation techniques used by the Fund to measure fair value for the period ended March 31, 2017, maximized the use of observable inputs and minimized the use of unobservable inputs.
There were no transfers between classification levels during the period ended March 31, 2017. As of and during the period ended March 31, 2017, the Fund did not hold securities deemed as a Level 3.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

The following is a summary of the inputs used as of March 31, 2017, in valuing the Fund's investments carried at fair value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 3/31/17
Strategic Sector Premium Assets:[1]
Common Stocks	$61,449,792	—	—	$61,449,792
Investment Companies	5,228,929	—	—	5,228,929
Short-Term Investments	3,112,327	—	—	3,112,327
U.S. Government and Agency Obligations	—	3,992,836	—	3,992,836
	$69,791,048	$3,992,836	—	$73,783,884
Liabilities
Options Written	$(1,579,161)	—	—	$(1,579,161)
1Please see the Portfolio of Investments for a listing of all securities within each category.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments and related hedge fund items are accounted for, and c) how derivative instruments and related hedge items affect a fund's financial position, results of operations and cash flows.

The following table presents the types of derivatives in the Fund and their effect:

Derivatives not accounted for as hedging instruments	Liability Derivatives Fair Value
Equity contracts -
Options written	$ (1,579,161)

3. Federal Income Taxes: Information on the tax components of investments, excluding option contracts, as of March 31, 2017, is as follows:

Cost	$76,065,109
Gross appreciation	1,724,352
Gross depreciation	(4,005,577)
Net depreciation	$(2,281,225)

4. Discussion of Risks: Please see the Fund's prospectus for a complete discussion of risks associated with investing in the Fund.

Equity Risk. The value of the securities held by the Fund may decline due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Derivatives Risk. The risk that loss may result from investments in options, forwards, futures, swaps and other derivatives instruments. These instruments may be illiquid, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not fulfill its contractual obligations. In December 2015, the SEC proposed new regulations relating to a mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a fund’s ability to invest in derivatives or other instruments and adversely affect such fund’s performance and ability to pursue its investment objective.

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

Option Risk. There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise. While the Fund's potential gain in writing a covered put option is limited to the interest earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire value of the stock.

Foreign Investment Risk. Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risks, as well as lower market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Mid-Cap Company Risk. Mid-Cap companies often are newer or less established companies than larger companies. Investments in mid-cap companies carry additional risks because earnings of these companies tend to be less predictable; they often have limited product lines, markets, distribution channels or financial resources; and the management of such companies may be dependent upon one or a few key people. The market movements of equity securities of mid-cap companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general.

Industry Concentration Risk. To the extent that the Fund makes substantial investments in a single industry, the Fund will be more susceptible to adverse economic or regulatory occurrences affecting those sectors.

Fund Distribution Risk. In order to make regular quarterly distributions on its common shares, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment may not dictate such action. In addition, the Fund's ability to make distributions more frequently than annually from any net realized capital gains by the Fund is subject to the Fund obtaining exemptive relief from the Securities and Exchange Commission, which cannot be assured. To the extent the total quarterly distributions for a year exceed the Fund's net investment company income and net realized capital gain for that year, the excess will generally constitute a return of the Fund's capital to its common shareholders. Such return of capital distributions generally are tax-free up to the amount of a common shareholder's tax basis in the common shares (generally, the amount paid for the common shares). In addition, such excess distributions will decrease the Fund's total assets and may increase the Fund's expense ratio.

Financial Leverage Risk. The Fund is authorized to utilize leverage through the issuance of preferred shares and/ or the Fund may borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as settlement of transactions. Although the use of any financial leverage by the Fund may create an opportunity for increased net income, gains and capital appreciation for common shares, it also results in additional risks and can magnify the effect of any losses. If the income and gains earned on securities purchased with financial leverage proceeds are greater than the cost of financial leverage, the Fund's return will be greater than if financial leverage had not been used. Conversely, if the income or gain from the securities purchased with such proceeds does not cover the cost of financial leverage, the return to the Fund will be less than if financial leverage had not been used. Financial leverage also increases the likelihood of greater volatility of the NAV and market price of, and dividends on, the common shares than a comparable portfolio without leverage.

Recent Market Developments Risk. Global and domestic financial markets have experienced periods of unprecedented turmoil. Recently, markets have witnessed more stabilized economic activity as expectations for an economic recovery increased. However, risks to a robust resumption of growth persist. Continuing uncertainty as to the status of the euro and European Monetary Union has created significant volatility in currency and financial markets generally. A return to unfavorable economic conditions or sustained economic slowdown could adversely impact the Fund’s portfolio. Financial

Madison Funds | March 31, 2017

Madison Strategic Sector Premium Fund Notes to Portfolio of Investments (unaudited)

market conditions, as well as various social and political tensions in the United States and around the world, have contributed to increased market volatility and may have long-term effects on the United States and worldwide financial markets and cause further economic uncertainties or deterioration in the United States and worldwide. The Fund’s Investment Adviser does not know how long the financial markets will continue to be affected by these events and cannot predict the effects of these or similar events in the future on the United States and global economies and securities markets.

Cybersecurity Risk. The Fund is also subject to cybersecurity risk, which includes the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the Fund, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The Fund, its shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The Fund cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the Fund. The Fund does monitor this risk closely.

Additional Risks. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Fund, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the Fund.

5. Subsequent Event: On May 24, 2017, the Board of Trustees each of Madison Covered Call & Equity Strategy Fund (“MCN”) and Madison Strategic Sector Premium Fund (“MSP”) approved the reorganization of MSP into MCN, with the anticipation that MCN will be the surviving Fund. Other than the reorganization noted above, no other events have taken place that meet the definition of subsequent event that require adjustment or disclosure.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: /s/ Kevin S. Thompson
Kevin S. Thompson, Chief Legal Officer

Date: May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Katherine L. Frank
  Katherine L. Frank, Principal Executive Officer

Date:  May 25, 2017

By: /s/ Greg Hoppe
  Greg Hoppe, Principal Financial Officer

Date: May 25, 2017